RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

(Dollars in Thousands)	2025	2024
Net Assets Available for Benefits per the Financial Statements	$816,894	$798,523
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(2,692)	(6,305)
Amounts Allocated to Withdrawing Participants	(135)	(511)
Net Assets Available for Benefits per the Form 5500	$814,067	$791,707

The following is a reconciliation of benefits paid to participants per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Benefits Paid to Participants per the Financial Statements	$148,353
Amounts Allocated to Withdrawing Participants at December 31, 2025	135
Amounts Allocated to Withdrawing Participants at December 31, 2024	(511)
Benefits Paid to Participants per the Form 5500	$147,977

Amounts allocated to withdrawing participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to the plan year end, but not yet paid as of that date.
The following is a reconciliation of net investment gain from the Plan’s interest in the Commingled Trust per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	$108,477
Impact of Reflecting Fully Benefit-Responsive Investment Contracts at Fair Value	3,613
Net Investment Gain from Plan’s Interest in Commingled Trust per the Form 5500	$112,090

Fully benefit-responsive investment contracts are recorded at fair value on the Form 5500.